Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 7	$ 21	$ 22
Interest cost	17	22	53	66
Expected return on assets	(26)	(28)	(80)	(86)
Amortization of:
Actuarial loss	21	19	64	58
Other			3
Net periodic benefit cost	19	20	61	60
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	5	5
Interest cost	9	10	27	30
Expected return on assets	(1)	(2)	(5)	(5)
Amortization of:
Prior service credit	(1)	(1)	(2)	(3)
Actuarial loss	1	4	4	11
Net periodic benefit cost	10	13	29	38
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	10	10
Interest cost	1	1	2	3
Amortization of:
Prior service credit		1		1
Actuarial loss			1
Net periodic benefit cost	$ 4	$ 5	$ 13	$ 14